STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 19,064,183
Interest and dividends	5,737,273
Net investment income	24,801,456
Contributions:
Employer	4,760,190
Participant	7,380,953
Rollovers	2,231,830
Total contributions	14,372,973
Interest income on notes receivable from participants	238,043
Total additions	39,412,472
Deductions:
Benefits paid to participants	17,126,985
Administrative expenses	264,758
Total deductions	17,391,743
Total net increase in net assets available for benefits	22,020,729
Net assets available for benefits
Beginning of the year	159,420,087
End of the year	$ 181,440,816